SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
SUBSEQUENT EVENTS [Line Items]
Cash used for repurchase of debt	$ 9,809,860
Subsequent event [Member]
SUBSEQUENT EVENTS [Line Items]
Amount of roll-over in short-term loans	233,600,000			233,600,000
Repurchase of debt				31,700,000
Subsequent event [Member] | Convertible Senior Notes due 2018 [Member]
SUBSEQUENT EVENTS [Line Items]
Repurchase of debt	31,749,000
Cash used for repurchase of debt	$ 20,059,069